9. Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO’s wife, amounted to $10,191 and $14,672 for the three months ended March, 2021 and 2020, respectively. Account receivable balance due from Vitashower Corp. amounted to $0 and $0 as of March 31, 2021 and December 31, 2020, respectively.

Compensation for services provided by the President and Chief Executive Officer for the three months ended March 31, 2021 and 2020 amounted to $30,000 and $30,000, respectively.

Note 9 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO’s wife, amounted to $26,449 and $14,184 for the years ended December 31, 2020 and 2019, respectively. There were no accounts receivable balance due from Vitashower Corp. as of December 31, 2020 and 2019, respectively. Purchases  generated from Vitashower Corp. amounted to $11,371 and $0 for the years ended December 31, 2020 and 2019, respectively. There were accounts payable balance $11,371 and $0 to Vitashower Corp. as of December 31, 2020 and 2019, respectively.

Compensation payable to Chief Financial Officer amounted to $6,100 and $0 as of December 31, 2020 and 2019, respectively. Compensation for services provided by the Chief Financial Officer for the years ended December 31, 2020 and 2019 amounted to $22,100 and $29,000, respectively.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2020 and 2019 amounted to $120,000 and $121,154, respectively.

Promissory note and interest accrued and payable to the previous owner of AVX amounted to $50,000 and $1,750, respectively, as of December 31, 2019. The note and interest amount of $50,000 and $1,831 were paid off on January 10, 2020.